Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 8,644
Net operating additions	1,026	(2,397)	(3,007)
Impairment charges (Note 9)	(2,752)	(702)	(247)
Balance at end of year	4,666	8,644
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	8,644	7,103	4,214
Net operating additions	(908)	2,395	3,379
Impairment charges (Note 9)	(3,070)	(702)	(247)
Impairment charges (Note 9) recorded in loss from discontinued operations			(372)
Balance at end of year	4,666	8,644	7,103
Prepaid Licensing and Royalty Fees | OneNet
Prepaid Expenses [Line Items]
Acquisition - OneNet			129
Prepaid Licensing and Royalty Fees | Retained Investment in Subsidiary | Infocomm Asia Holdings Pte Ltd
Prepaid Expenses [Line Items]
Deconsolidation - IAHGames		$ (152)